Summary of Impairment Charges Associated with Long-Lived Assets and Acquired Intangibles (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Impairment Charges [Abstract]
Impairment of equipment	¥ 237,956	¥ 238,144
Impairment of intangible assets	¥ 163,852	¥ 154,803